SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Net revenues | Customers
Concentration risk
Schedule of details of customers accounting for 10% or more of net revenues

        Details of customers accounting for 10% or more of net revenues were as follows:

	Years ended December 31,
	2011	%	2012	%	2013	%
Client A	17,826	8	29,772	8	69,530	10
Client B	23,928	11	26,582	7	38,512	6

Accounts receivable | Credit concentration
Concentration risk
Schedule of details of customers accounting for 10% or more of net revenues	Details of customer accounting for 10% or more of accounts receivable were as follows:

	Years ended December 31,
	2012	2013
Client C	31%	18%